Investment Strategy	Jan. 28, 2026
Retail [Member] | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.
Retail [Member] | Thornburg International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of non-U.S. companies and in depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.
Retail [Member] | Thornburg Better World International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goal by investing primarily in a broad range of foreign equity securities or depositary receipts of foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in issuers that the Fund’s investment advisor, Thornburg Investment Management, Inc. (‘Thornburg’), has determined exhibit one or more significant and positive environmental, social and governance (“ESG”) characteristics. For this purpose, Thornburg considers an ESG factor to be significant if it is likely to materially affect the issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its goal, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies. The Fund may also invest in developing country companies.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions also include consideration of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities. The Fund seeks to invest in companies which in Thornburg’s view are trading at discount to their intrinsic value and also demonstrate one or more significant positive ESG characteristics. Through Thornburg’s fundamental research process, Thornburg evaluates each potential investment based on a variety of factors, including traditional investment criteria such as the company’s ability to effectively allocate capital, willingness to pay dividends and repurchase shares, ability to sustain a competitive advantage, and ability to grow its core business. As part of its research process for the Fund’s investments, Thornburg also assesses each issuer’s ESG characteristics, focusing on those ESG characteristics which Thornburg believes are significant insofar as they are expected to materially affect the issuer’s investment performance. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include the following:

•Environmental characteristics, such as an issuer’s emissions and energy management practices;

•Social capital characteristics, such as an issuer’s data security and privacy practices;

•Human capital characteristics, such as an issuer’s labor practices;

•Business model and innovation characteristics, such as an issuer’s supply chain management practices; and

•Leadership and governance characteristics, such as an issuer’s practices toward managing legal and regulatory risks.

While Thornburg makes its own judgments about the ESG characteristics of each investment, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

Market observers differ in their perspectives and understanding of the importance of ESG factors to investment decisions. In its evaluation of potential investments, Thornburg may identify as significant certain ESG characteristics that are different from the characteristics that other investors may consider significant. Thornburg consequently may not consider the same ESG characteristics that other investors might consider in evaluating a potential investment. Similarly, Thornburg may assess the significance of ESG characteristics differently than some other investors, assigning either greater or lesser emphasis to a characteristic than another investor might assign.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in issuers that exhibit one or more significant and positive ESG characteristics may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in issuers that the Fund’s investment advisor,
Retail [Member] | Thornburg International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities. For this purpose, the Fund currently considers a company to be a growth company if it meets any of the following criteria:

•It is a constituent of the MSCI All Country World Growth Index; or

•It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index; or

•It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index. FactSet has no affiliation with the Fund or its investment advisor.

While the Fund expects to invest primarily in foreign equity securities (primarily common stocks), the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities.
Retail [Member] | Thornburg Developing World Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. Developing countries are considered by Thornburg generally to be those countries which are not included in the MSCI World Index. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in an developing country, or maintains most of its assets in one or more such countries;

•has equity securities that are traded principally on a stock exchange of a developing country; or

•derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. The Fund typically makes its equity investments in the following three types of issuers:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries.
Retail [Member] | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.

The Fund may invest in any stock or other equity security which the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.
Retail [Member] | Thornburg Summit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to grow real wealth over time. “Real wealth” for this purpose is a mix of capital appreciation and current income that is intended to exceed the rate of inflation. While the Fund seeks to achieve its goal over a variety of different market environments by selecting investments from a range of asset classes, the value of an investment in the Fund will fluctuate and the Fund may not achieve its goal in every environment or in all environments. Under normal conditions the Fund’s investments are expected to emphasize long positions in equity securities and fixed income obligations, though the Fund may also invest a significant amount of its assets in commodities-related investments, in derivative instruments, in currencies, and in cash or cash equivalents. There are no specific percentage limitations on the amount of the Fund’s portfolio that may be invested in a particular asset class, and the proportions of the Fund’s assets that are invested in the respective asset classes are expected to vary over time and from time to time depending upon Thornburg Investment Management, Inc.’s (“Thornburg”) perceptions of which types of investments represent better values and opportunities to achieve the Fund’s investment goal.

With respect to its equity investments, the Fund may invest in any stock or equity security, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, publicly traded real estate investment trusts, and shares in exchange traded funds. The Fund may invest in companies of any size. The Fund’s portfolio may include investments in United States issuers and the securities of issuers domiciled outside the United States, including developing countries. The relative proportions of the Fund’s U.S. and foreign investments will vary over time depending upon Thornburg’s view of specific investment opportunities and macroeconomic factors.

With respect to its fixed income investments, the Fund expects that under normal market conditions its investments will include the following types of obligations, which may be of any quality and of any maturity:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds);

•mortgage-backed securities and other asset-backed securities;

•convertible debt obligations;

•obligations issued by foreign governments (including developing countries);

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”);

•obligations of the U.S. government and its agencies and sponsored enterprises;

•zero coupon bonds and “stripped” securities (including both income only and principal only securities); and

•taxable municipal obligations and participations in municipal obligations.

With respect to its commodities-related investments, the Fund may invest in exchange traded funds or in other, similar investment vehicles that invest in commodities, and the Fund may invest in commodity-linked derivative instruments whose value is based on the value of an underlying commodity or commodity index, such as commodity futures contracts, commodity forward contracts, and commodity options contracts. The Fund may also seek to obtain exposure to the investment returns of commodities markets by investing in equity and debt securities of companies that operate commodities-based businesses.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for equity and debt securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss or to change the portfolio’s average maturity, and the Fund may dispose of any of its investments if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund may also purchase or sell futures contracts or purchase or sell interest rate swaps or credit default swaps to hedge against a decline in the value of the Fund’s other investments, to obtain investment exposure to a particular asset class, or to establish a short position with respect to an investment.

Strategy Portfolio Concentration [Text]	Under normal conditions the Fund’s investments are expected to emphasize long positions in equity securities and fixed income obligations, though the Fund may also invest a significant amount of its assets in commodities-related investments, in derivative instruments, in currencies, and in cash or cash equivalents.
Retail [Member] | Thornburg Ultra Short Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management Inc. (“Thornburg”) actively manages the Fund’s holdings in pursuing the Fund’s investment goal. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of S&P Global Ratings (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund may purchase corporate debt, municipal securities, and short-term commercial paper and bankers’ acceptances, and the Fund may also purchase securities backed by an underlying pool of debt obligations, including mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized debt obligations (sometimes referred to collectively as “structured products”). The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential. The Fund may invest in debt obligations which are rated by S&P Global Ratings or Moody’s Investors Services, Inc. at the time of purchase as below investment grade (commonly referred to as “junk” or “high yield” bonds) or, if no credit rating is available, are judged to be of comparable quality by Thornburg, but such investments will be less than 20% of the Fund’s net assets under normal conditions.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than one half (0.5) of a year. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates. There is no limitation on the duration or maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection, and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of S&P Global Ratings (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg.
Retail [Member] | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities.
Retail [Member] | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by S&P, Baa by Moody’s, of the equivalent short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund may purchase corporate debt obligations, municipal securities, and commercial paper and bankers’ acceptances, and the Fund may also purchase securities backed by an underlying pool of debt obligations, including mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized debt obligations (sometimes referred to collectively as “structured products”). The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. As a result, the Fund also maintains a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s portfolio maturity and average effective duration may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg.
Retail [Member] | Thornburg Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations. The Fund may invest up to 25% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations. The Fund may not, at the time of purchase, invest more than 25% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations denominated in non-U.S. currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars. Additionally, the Fund may not, at the time of purchase, invest more than 15% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued by issuers in emerging markets, also known as developing countries.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. The Fund will, however, generally seek to maintain a portfolio of investments with a dollar-weighted average duration that falls within two years of the dollar-weighted average duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates.

While the Fund may invest in debt obligations of any type, the Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers of any market capitalization;

•obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities; and

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities, or collateralized mortgage obligations, issued by agencies of the U.S. government or issued by private entities.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations.

The Fund may also invest in futures contracts, options, swaps, and forward contracts to hedge against the decline in the value of certain of the Fund’s investments, to manage portfolio duration, or to enhance the Fund’s investment returns.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  Because the Fund seeks to maximize total return while also preserving capital, the Fund may not always obtain the highest yields available.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations.
Retail [Member] | Thornburg Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•mortgage-backed securities and other asset-backed securities, including commercial mortgage-backed securities

•convertible debt obligations

•obligations issued by foreign governments (including developing countries)

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”)

•obligations of the U.S. government and its agencies and sponsored enterprises

•structured notes

•zero coupon bonds and “stripped” securities

•taxable municipal obligations and participations in municipal obligations

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Retail [Member] | Thornburg Short Duration Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 3 would be expected to change in price by approximately 3% in response to a 1% change in interest rates. During temporary periods the Fund’s average duration and average portfolio maturity may be further reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on thoseinvestments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.
Retail [Member] | Thornburg Limited Term Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.
Retail [Member] | Thornburg Intermediate Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.
Retail [Member] | Thornburg Strategic Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”).
Retail [Member] | Thornburg California Limited Term Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in California, the income from which is exempt from regular federal or California income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in California, the income from which is exempt from regular federal or California income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”).
Retail [Member] | Thornburg New Mexico Intermediate Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New Mexico, the income from which is exempt from regular federal or New Mexico income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New Mexico, the income from which is exempt from regular federal or New Mexico income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”).
Retail [Member] | Thornburg New York Intermediate Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New York, the income from which is exempt from regular federal or New York income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New York, the income from which is exempt from regular federal or New York income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”).
Retirement | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.
Retirement | Thornburg International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of non-U.S. companies and depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.
Retirement | Thornburg International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities. For this purpose, the Fund currently considers a company to be a growth company if it meets any of the following criteria:

•It is a constituent of the MSCI All Country World Growth Index; or

•It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index; or

•It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index. FactSet has no affiliation with the Fund or its investment advisor.

While the Fund expects to invest primarily in foreign equity securities (primarily common stocks), the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities.
Retirement | Thornburg Developing World Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. Developing countries are considered by Thornburg generally to be those countries which are not included in the MSCI World Index. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in a developing country, or maintains most of its assets in one or more such countries;

•has equity securities that are traded principally on a stock exchange of a developing country; or

•derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries.
Retirement | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.
Retirement | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities.
Retirement | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by S&P, Baa by Moody’s, the of equivalent short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. As a result, the Fund also maintains a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s portfolio maturity and average effective duration may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg.
Retirement | Thornburg Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•mortgage-backed securities and other asset-backed securities, including commercial mortgage-backed securities

•convertible debt obligations

•obligations issued by foreign governments (including developing countries)

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”)

•obligations of the U.S. government and its agencies and sponsored enterprises

•structured notes

•zero coupon bonds and “stripped” securities

•taxable municipal obligations and participations in municipal obligations

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations.
Managed Funds | Thornburg Emerging Markets Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more emerging market countries. Emerging market countries are considered by Thornburg generally to be those countries which are not included in the MSCI World Index. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to an emerging market country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in an emerging market country, or maintains most of its assets in one or more such countries;

•has equity securities that are traded principally on a stock exchange of an emerging market country; or

•derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more non-U.S. countries.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.

The Fund’s policy of investing at least 80% of its assets, plus the amount of any borrowings for investment purposes, in emerging markets issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more emerging market countries.
Managed Funds | Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations. The Fund may invest in debt obligations of any credit quality, and may invest up to 100% of its net assets in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations.

The Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers, including debt obligations from issuers in emerging markets, also known as developing countries;

•U.S. and foreign government debt obligations;

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities issued by agencies of the U.S. government or issued by banks, corporate issuers, and trusts, or real estate mortgage investment conduits (“REMICs”);

•bank loans; and

•collateralized debt obligations (“CDOs”), including collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations. The Fund’s investments in the debt obligations of foreign issuers may be denominated in non-U.S. currencies. The Fund is non-diversified.

The Fund may use derivatives to hedge against the decline in the value of certain of the Fund’s investments, or for non-hedging purposes to gain investment exposure to particular types of assets. Currently, the Fund intends to invest in derivatives consisting principally of futures contracts (including U.S. Treasury futures contracts), credit default swaps (including credit default swap indexes), and currency forward contracts.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The Fund’s policy of investing at least 80% of its net assets in debt obligations, plus the amount of any borrowings for investment purposes, may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations.
Managed Funds | Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations. “Investment grade” obligations are those which, at the time of purchase by the Fund, are rated in one of the top four ratings categories by a nationally recognized statistical rating organization or, if unrated, are issued by obligors that Thornburg determines have comparable investment grade obligations outstanding or that are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations.

The Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers, including debt obligations from issuers in emerging markets, also known as developing countries;

•U.S. and foreign government debt obligations;

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities issued by agencies of the U.S. government or issued by banks, corporate issuers, and trusts, or real estate mortgage investment conduits (“REMICs”);

•collateralized debt obligations (“CDOs”), including collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”); and

•short-term commercial paper.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations. The Fund’s investments in the debt obligations of foreign issuers may be denominated in non-U.S. currencies. The Fund is non-diversified.

The Fund may use derivatives to hedge against the decline in the value of certain of the Fund’s investments, or for non-hedging purposes to gain investment exposure to particular types of assets. Currently, the Fund intends to invest in derivatives consisting principally of futures contracts (including U.S. Treasury futures contracts) and currency forward contracts.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations.
Managed Funds | Thornburg Municipal Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in municipal obligations and participations in municipal obligations of any credit quality. The Fund may invest up to 80 percent of its portfolio in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in municipal obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity or duration. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to meet its objective through credit analysis and security selection. The Fund is non-diversified.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”).